Share-Based Compensation (Details) ¥ in Thousands																12 Months Ended
	Jul. 01, 2025 $ / shares shares	Jun. 01, 2025 $ / shares shares	Feb. 21, 2025 $ / shares shares	Jan. 01, 2025 $ / shares shares	Jul. 01, 2024 $ / shares shares	Jan. 01, 2024 $ / shares shares	Jul. 01, 2023 $ / shares shares	Jan. 01, 2023 $ / shares shares	Jul. 01, 2022 $ / shares shares	Jan. 01, 2022 $ / shares shares	Jul. 01, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jul. 01, 2019 $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 shares	Jul. 31, 2017 shares	Sep. 30, 2015 shares
CreditEase and its consolidated subsidiaries and VIEs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
unrecognized deemed dividend (in Yuan Renminbi) | ¥																¥ 1,703	¥ 1,703
Deemed dividend																1.0 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSUs vested (in Yuan Renminbi) | ¥																¥ 36,575		¥ 31,116		¥ 15,476
Restricted Stock Units (RSUs) [Member] | 2015 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares were reserved for issuance																							3,939,100
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted															43,386
Vested (in Dollars per share) | $ / shares															$ 6.92
Approximate percentage of vested shares															20.00%
Restricted Stock Units (RSUs) [Member] | The 2020 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted						192,034	430,028				1,381,350	1,830,024	143,560	2,592,140
Approximate percentage of vested shares														15.40%
Granted (in Dollars per share) | $ / shares						$ 1.56	$ 1.14				$ 2.79	$ 3.01	$ 1.67	$ 2.07
Employee and Non-employee RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted																2,556,344		1,794,136
Vested (in Dollars per share) | $ / shares																	¥ 2.44		$ 1.94
Granted (in Dollars per share) | $ / shares																	¥ 2.95		$ 2.18
Employee and Non-employee RSUs [Member] | The 2020 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	831,056	1,192,860	22,400	510,028	1,602,102			479,814	10,754,250	168,022
Approximate percentage of vested shares	81.70%	24.50%		10.30%	96.00%			30.20%	79.50%	3.10%
Vesting period	3 years	3 years		3 years	3 years
Granted (in Dollars per share) | $ / shares	$ 3.02	$ 3.13	$ 3.79	$ 2.4	$ 2.26			$ 0.69	$ 0.88	$ 1.43
Directors and employee | Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted															43,386
Directors and employee | Restricted Stock Units (RSUs) [Member] | The 2020 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted					852,932	192,034	237,554	192,794	3,633,302	79,732	447,698	1,060,464	139,912	2,089,724
Directors and employee | Restricted Stock Units (RSUs) [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	610,078	953,114	9,600	342,426
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized compensation expenses (in Yuan Renminbi) | ¥																¥ 30,220		¥ 16,928		6,752
unrecognized deemed dividend (in Yuan Renminbi) | ¥																¥ 7,805	¥ 7,805
Deemed dividend																1.0 years
Nonemployees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized deemed dividend (in Yuan Renminbi) | ¥																¥ 10,874		¥ 10,299		¥ 3,698
Nonemployees | Restricted Stock Units (RSUs) [Member] | CreditEase and its consolidated subsidiaries and VIEs | Related Party [Member] | The 2020 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	220,978	239,746	12,800	167,602	749,170		192,474	287,020	7,120,948	88,290	933,652	769,560	3,648	502,416
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares were reserved for issuance																						6,060,900
Vesting period															4 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | The 2020 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares were reserved for issuance														18,560,000
Vesting period						3 years	3 years					3 years	3 years	3 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | 2025 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares were reserved for issuance																					18,560,000
Maximum [Member] | Employee and Non-employee RSUs [Member] | The 2020 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period								3 years	3 years	3 years